Business Combinations (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Total acquisition costs	$ 528,000
Consultancy Expenses [Member]
Total acquisition costs	274,000
Professional Fees [Member]
Total acquisition costs	225,000
General and Administrative Expense [Member]
Total acquisition costs	$ 29,000